Annual Fund Operating Expenses	Oct. 31, 2020
Prospectus #1 | Macquarie Large Cap Value Portfolio | DPT Class
Operating Expenses:
Management fees	0.55%
Distribution and service (12b-1) fees	none
Other expenses	0.29%
Total annual fund operating expenses	0.84%
Fee waivers and expense reimbursements	(0.14%)	[1]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.70%
Prospectus #1 | Macquarie Labor Select International Equity Portfolio | DPT Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.11%
Total annual fund operating expenses	0.86%
Prospectus #1 | Macquarie Emerging Markets Portfolio | DPT Class
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.28%
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.02%)	[2]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.26%
Prospectus #1 | Macquarie Emerging Markets Portfolio II | DPT Class
Operating Expenses:
Management fees	1.00%
Distribution and service (12b-1) fees	none
Other expenses	0.37%
Total annual fund operating expenses	1.37%
Fee waivers and expense reimbursements	(0.17%)	[3]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.20%
Prospectus #1 | Macquarie High Yield Bond Portfolio | DPT Class
Operating Expenses:
Management fees	0.45%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.64%
Fee waivers and expense reimbursements	(0.05%)	[4]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.59%
Prospectus #1 | Macquarie Core Plus Bond Portfolio | DPT Class
Operating Expenses:
Management fees	0.43%
Distribution and service (12b-1) fees	none
Other expenses	0.19%
Total annual fund operating expenses	0.62%
Fee waivers and expense reimbursements	(0.17%)	[5]
Total annual fund operating expenses after fee waivers and expense reimbursements	0.45%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class A
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.53%	[6]
Total annual fund operating expenses	1.53%
Fee waivers and expense reimbursements	(0.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.33%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class C
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	1.00%
Other expenses	0.53%	[6]
Total annual fund operating expenses	2.28%
Fee waivers and expense reimbursements	(0.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	2.08%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class R
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	0.50%
Other expenses	0.53%	[6]
Total annual fund operating expenses	1.78%
Fee waivers and expense reimbursements	(0.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.58%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Institutional Class
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.53%	[6]
Total annual fund operating expenses	1.28%
Fee waivers and expense reimbursements	(0.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.08%
Prospectus #2 | Delaware Global Listed Real Assets Fund | Class R6
Operating Expenses:
Management fees	0.75%
Distribution and service (12b-1) fees	none
Other expenses	0.45%	[6]
Total annual fund operating expenses	1.20%
Fee waivers and expense reimbursements	(0.20%)	[7]
Total annual fund operating expenses after fee waivers and expense reimbursements	1.00%

[1]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.70% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[2]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.26% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[3]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 1.20% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[4]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.59% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[5]	The Portfolio’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual portfolio operating expenses from exceeding 0.45% of the Portfolio’s average daily net assets from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Portfolio.
[6]	“Other expenses” account for Class R6 shares not being subject to certain expenses as described further in the section of the prospectus entitled “Choosing a share class.”
[7]	The Fund’s investment manager, Delaware Management Company (Manager), has contractually agreed to waive all or a portion of its investment advisory fees and/or pay/reimburse expenses (excluding any 12b-1 fees, acquired fund fees and expenses, taxes, interest, short sale dividend and interest expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations) in order to prevent total annual fund operating expenses from exceeding 1.08% of the Fund’s average daily net assets for all share classes other than Class R6, and 1.00% of the Fund's Class R6 shares' average daily net assets, from Feb. 26, 2021 through March 1, 2022. These waivers and reimbursements may only be terminated by agreement of the Manager and the Fund.